UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS Emerging Markets Equity Fund

	Shares	Value ($)

Common Stocks 95.4%
Australia 0.6%
Sino Gold Mining Ltd.* (Cost $2,172,235)	334,800	2,308,757
Austria 0.6%
Wienerberger AG (Cost $2,896,598)	45,694	2,115,102
Bahrain 1.0%
Gulf Finance House EC (GDR) 144A* (Cost $2,401,175)	96,047	3,649,786
Bermuda 0.3%
Dufry South America Ltd. (BDR)* (Cost $975,361)	55,100	1,105,759

Brazil 12.5%
Banco Bradesco SA (ADR) (Preferred) (a)	68,700	1,863,144
Bovespa Holding SA	84,200	1,230,210
BR Malls Participacoes SA*	216,800	2,255,509
Companhia Vale do Rio Doce "A" (ADR) (Preferred)	358,000	9,318,740
GVT Holding SA*	112,700	2,357,794
Lojas Renner SA	139,900	2,195,134
Lupatech SA	112,300	3,176,194
Petroleo Brasileiro SA (ADR) (a)	167,400	18,604,836
Santos Brasil Participacoes SA (Unit)	123,000	1,748,152
Unibanco - Uniao de Bancos Brasileiros SA (GDR) (a)	28,900	3,780,120

(Cost $26,809,945)		46,529,833
Canada 0.1%
Coalcorp Mining, Inc.* (Cost $688,254)	173,228	379,564
Chile 0.4%
Inversiones Aguas Metropolitanas SA (ADR) 144A (Cost $1,490,604)	70,200	1,647,368
China 3.5%
China Coal Energy Co. "H"	1,752,000	4,052,521
China Petroleum & Chemical Corp. "H"	2,072,000	2,227,263
Focus Media Holding Ltd. (ADR)* (a)	70,300	3,377,915
Sunshine Holdings Ltd.	5,903,000	629,976
WuXi PharmaTech Cayman, Inc. (ADR)* (a)	67,500	1,700,325
Yingli Green Energy Holding Co., Ltd. (ADR)* (a)	52,800	1,073,424

(Cost $15,034,523)		13,061,424
Cyprus 0.3%
AFI Development PLC (GDR) 144A* (Cost $1,688,049)	125,800	1,012,690
Egypt 1.9%
Commercial International Bank	139,922	2,366,009
Orascom Construction Industries	46,487	4,786,707

(Cost $4,055,508)		7,152,716
Hong Kong 6.2%
China Mobile Ltd. (ADR)	141,200	10,674,720
China New Town Development Co., Ltd.*	241,000	77,981
CNOOC Ltd.	3,058,400	4,395,632
GOME Electrical Appliances Holdings Ltd.	1,240,000	2,808,364
Huabao International Holdings Ltd.	2,419,300	2,229,354
Lee & Man Paper Manufacturing Ltd.	475,200	1,071,192
Stella International Holdings Ltd.	873,500	1,582,338

(Cost $16,716,339)		22,839,581
India 6.6%
Bharti Airtel Ltd.*	246,909	5,441,994
DLF Ltd.	154,271	3,257,428
Larsen & Toubro Ltd.	41,135	3,857,477
Reliance Capital Ltd.	84,500	4,137,372
Reliance Industries Ltd.	91,200	5,797,711
Tata Motors Ltd.	108,700	1,928,490

(Cost $16,975,547)		24,420,472
Indonesia 2.0%
PT Bank Mandiri	10,026,300	3,698,392

PT Holcim Indonesia Tbk*	21,024,000	3,617,902

(Cost $4,663,414)		7,316,294
Israel 0.9%
Elbit Systems Ltd. (Cost $1,380,666)	52,700	3,281,528
Kazakhstan 0.7%
KazMunaiGas Exploration Production (GDR) 144A (Cost $1,616,566)	99,100	2,586,510
Korea 12.4%
Doosan Heavy Industries & Construction Co., Ltd.	23,278	2,335,906
Hana Tour Service, Inc.	37,500	2,775,280
Kangwon Land, Inc.	108,200	2,531,666
Kookmin Bank (ADR) (a)	89,100	5,925,150
LG Electronics, Inc.	44,974	4,389,243
LIG Life Insurance Co., Ltd.	108,000	2,315,290
NHN Corp.*	23,200	5,060,466
POSCO (ADR) (a)	43,000	5,829,080
Samsung Electronics Co., Ltd.	16,460	10,553,996
Samsung Engineering Co., Ltd.	44,600	4,366,038

(Cost $42,611,565)		46,082,115
Lebanon 1.6%
Banque Audi “B” (GDR) (REG S)	13,531	1,025,650
Solidere "A" (GDR) (REG S)	233,950	5,029,925

(Cost $4,976,181)		6,055,575
Luxembourg 1.8%
Tenaris SA (ADR) (a)	92,700	3,707,073
Ternium SA (ADR) (a)	86,900	3,038,024

(Cost $6,782,279)		6,745,097
Malaysia 2.2%
Digi.com Bhd.	201,200	1,504,880
Kuala Lumpur Kepong Bhd.	511,100	2,775,319
Sime Darby Bhd.*	539,900	1,969,038
Steppe Cement Ltd.*	207,088	953,344
Zelan Bhd.	632,300	960,029

(Cost $6,892,393)		8,162,610
Mexico 4.9%
America Movil SAB de CV "L" (ADR)	130,400	7,812,264
Cemex SAB de CV (ADR)* (a)	105,700	2,865,527
Empresas ICA SAB de CV*	321,100	2,084,622
Grupo FAMSA SAB de CV "A"*	548,300	1,848,174
Grupo Televisa SA (ADR)	142,700	3,180,783
Maxcom Telecomunicaciones SAB de CV (ADR)*	36,200	452,138

(Cost $15,557,349)		18,243,508
Netherlands 0.5%
Vimetco NV (GDR) 144A* (Cost $2,196,134)	237,500	1,900,000
Nigeria 0.7%
Guaranty Trust Bank PLC (GDR) 144A	139,100	1,791,608
Guaranty Trust Bank PLC (REG S) (GDR)	73,800	950,393

(Cost $2,361,554)		2,742,001
Philippines 1.0%
Filinvest Land, Inc.*	58,958,700	1,668,193

Metropolitan Bank & Trust Co.	1,913,680	1,896,083

(Cost $4,505,170)		3,564,276
Poland 0.3%
Orbis SA (Cost $1,494,968)	49,588	1,163,409
Russia 11.7%
Far Eastern Shipping Co.*	2,865,622	3,037,559
Gazprom (ADR)	262,385	12,691,899
Integra Group Holdings (GDR)*	104,350	1,382,638
LUKOIL (ADR)	90,300	6,221,670
Magnitogorsk Iron & Steel Works (GDR) 144A	185,850	2,499,683
Novorossiysk Sea Trade Port (GDR) 144A*	94,400	1,280,064
Sberbank*	1,471,580	5,329,421
Uralkali (GDR) 144A*	102,400	3,251,200
Vimpel-Communications (ADR)	124,000	4,270,560
X5 Retail Group NV (GDR) (REG S)*	23,400	751,140
X5 Retail Group NV (GDR) 144A*	81,000	2,600,100

(Cost $37,369,992)		43,315,934
Singapore 1.2%
Olam International Ltd.	967,100	1,834,608
Straits Asia Resources Ltd.	1,108,000	2,710,090

(Cost $4,297,955)		4,544,698
South Africa 4.0%
Anglo Platinum Ltd.	18,600	2,689,815
Gold Fields Ltd.	209,500	3,138,682
MTN Group Ltd.	203,900	3,244,113
Murray & Roberts Holdings Ltd.	125,263	1,446,834
Naspers Ltd. "N"	122,400	2,269,476
Raubex Group Ltd.	378,940	1,929,813

(Cost $15,582,357)		14,718,733
Taiwan 6.7%
Advanced Semiconductor Engineering, Inc.	2,935,741	2,625,765
Asustek Computer, Inc.	1,060,383	2,741,834
Delta Electronics, Inc.	1,077,375	2,723,650
Hon Hai Precision Industry Co., Ltd.	1,300,664	7,036,067
Innolux Display Corp. (GDR) 144A*	262,050	1,074,405
Nan Ya Plastics Corp.	1,462,600	2,959,369
Tripod Technology Corp.	501,000	1,504,212
Walsin Lihwa Corp.	3,156,000	1,324,370
Yuanta Financial Holding Co., Ltd.*	3,561,000	2,717,251

(Cost $29,406,569)		24,706,923
Thailand 1.7%
Bangkok Bank PCL (Foreign Registered)	777,600	2,887,920
Thai Oil PCL (Foreign Registered)	1,454,300	3,347,775

(Cost $5,152,271)		6,235,695
Turkey 2.1%
Coca-Cola Icecek AS	208,300	2,041,303
Sinpas Gayrimenkul Yatirim Ortakligi AS*	325,704	1,939,830
Turkiye Garanti Bankasi AS (Unit)	573,900	3,670,963

(Cost $7,384,523)		7,652,096
United Arab Emirates 2.6%
DP World Ltd.*	1,230,517	1,193,602

Emaar Properties	2,556,287	8,355,927

(Cost $10,367,564)		9,549,529
United Kingdom 1.2%
LonZim PLC*	816,713	1,697,158
Standard Chartered PLC	82,054	2,695,129

(Cost $4,409,758)		4,392,287
United States 0.9%
Freeport-McMoRan Copper & Gold, Inc. (Cost $3,690,186)	38,300	3,409,849
Zambia 0.3%
Zambeef Products PLC (Cost $1,056,140)	575,993	971,370

Total Common Stocks (Cost $305,659,692)		353,563,089
Participatory Notes 1.8%
Kuwait 0.3%
Agility (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 3/17/2008 (Cost $1,729,888)	253,000	1,205,545
Lebanon 0.3%
Banque Audi (issuer Merrill Lynch International), Expiration Date 9/27/2010* (Cost $1,085,802)	15,520	1,146,602
United Arab Emirates 1.2%
Aldar Properties PJSC (issuer Merrill Lynch International), Expiration Date 1/12/2010* (Cost $3,883,077)	1,560,632	4,271,450

Total Participatory Notes (Cost $6,698,767)		6,623,597
Preferred Stocks 1.6%
Brazil
Net Servicos de Comunicacao SA*	242,343	2,816,084
Usinas Siderurgicas de Minas Gerais SA "A"	65,650	3,079,093

Total Preferred Stocks (Cost $5,362,655)		5,895,177
Rights 0.0%
Thailand
True Corp. PCL, Expiration 4/3/2008* (Cost $0)	324,062	0
Securities Lending Collateral 6.2%
Daily Assets Fund Institutional, 4.22% (b) (c) (Cost $22,925,457)	22,925,457	22,925,457
Cash Equivalents 0.3%
Cash Management QP Trust, 4.52% (b) (Cost $1,332,637)	1,332,637	1,332,637
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $341,979,208)	105.3	390,339,957
Other Assets and Liabilities, Net	(5.3)	(19,686,466)

Net Assets	100.0	370,653,491

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2008 amounted to $22,898,886 which is 6.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
BDR: Bearer Depositary Receipt
GDR: Global Depositary Receipt

At January 31, 2008, the DWS Emerging Markets Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common, Preferred Stocks and Participatory Notes
Financials	83,272,560	22.7%
Energy	68,105,182	18.6%
Materials	51,930,257	14.2%
Industrials	45,851,634	12.5%
Telecommunication Services	35,758,463	9.8%
Consumer Discretionary	34,272,979	9.4%
Information Technology	33,320,395	9.1%
Consumer Staples	10,222,700	2.8%
Health Care	1,700,325	0.5%
Utilities	1,647,368	0.4%
Total	366,081,863	100.0%
ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008